--------------------------------------------------------------------------------

CORTLAND                                                     600 Fifth Avenue
TRUST, INC.                                                  New York, NY 10020
                                                             212-830-5200

================================================================================



Dear Shareholder:



We are pleased to present the annual report of Cortland Trust, Inc. for the year ended March 31, 1998.

The Cortland General Money Market Fund had 84,971 shareholder accounts and net assets of $1,115,259,674 as of March 31, 1998.

As of March 31, 1998, the U.S. Government Fund had 6,443 shareholder accounts and net assets of $166,482,253.

As of March 31, 1998, the Municipal Money Market Fund had 2,875 shareholder accounts and net assets of $287,792,230.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff



Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1998
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                 -------------------
    Face                                                          Maturity                      Value                       Standard
   Amount                                                           Date         Yield         (Note 2)          Moody's    & Poor's
   ------                                                           ----         -----          ------           -------    --------
Commercial Paper (14.62%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Banco Santander Puerto Rico                      04/06/98        5.71%     $  19,984,583         P1         A1+
     20,000,000  Bank of America Corporation                      07/07/98        5.61         19,705,767         P1         A1+
     30,000,000  Caisse Centrale Desjardins du Quebec             04/22/98        5.52         29,904,800         P1         A1+
     15,000,000  GTE Corporation (b)                              04/02/98        5.61         14,997,679         P2         A2
     12,495,000  GTE Corporation (b)                              04/13/98        5.75         12,471,218         P2         A2
     11,812,000  GTE Corporation (b)                              04/28/98        5.77         11,761,238         P2         A2
     10,000,000  GTE Corporation (b)                              05/04/98        5.78          9,947,292         P2         A2
     20,000,000  Sigma Finance Corporation                        06/30/98        5.59         19,727,500         P1         A1+
     25,000,000  Sigma Finance Corporation                        07/17/98        5.51         24,601,722         P1         A1+
 --------------                                                                             -------------
    164,307,000  Total Commercial Paper                                                       163,101,799
 --------------                                                                             -------------
 Domestic Certificates of Deposit (4.04%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Chase Manhattan Bank                             07/07/98        5.62%     $  20,000,000
     25,000,000  PNC Bank, N.A.                                   05/27/98        5.67         24,998,466         P1         A1
 --------------                                                                             -------------
    45,000,000   Total Domestic Certificates of Deposit                                        44,998,466
 -------------                                                                              -------------
 Eurodollar Certificate of Deposit (1.79%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Toronto-Dominion Bank                            07/20/98        5.52%     $  19,999,154         P1         A1+
 --------------                                                                             -------------
     20,000,000  Total Eurodollar Certificate of Deposit                                       19,999,154
 --------------                                                                             -------------
 Letter of Credit Commercial Paper (19.09%)
------------------------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Banco Bradesco S.A.
                 LOC Barclays Bank PLC                            06/18/98        5.85%     $   9,878,017         P1         A1+
     15,000,000  Banco De Credito Nacional, S.A.
                 LOC Barclays Bank PLC                            11/20/98        5.55         14,482,546         P1         A1+
     20,000,000  Banco Rio de La Plata S.A.
 .                LOC Bayerische Vereinsbank, A.G.                 12/07/98        5.68         19,243,056         P1         A1+
     10,000,000  Bancomer, S.A.
                 LOC Bank of Montreal                             04/22/98        5.84          9,966,604         P1         A1+
     13,000,000  Cemex S.A. de C.V.
                 LOC Credit Suisse First Boston                   05/13/98        5.54         12,917,038         P1         A1+
     15,000,000  China Ocean Shipping Company
                 LOC Credit Suisse First Boston                   04/06/98        5.57         14,988,521         P1         A1+
      6,550,000  Cibinong International Finance
                 LOC Bank of America                              05/26/98        5.60          6,495,162         P1         A1+
     10,000,000  ContiFinancial Corporation
                 LOC Dresdner Bank A.G.                           05/07/98        5.70          9,944,700         P1         A1+
     12,000,000  Corporacion Andina de Fomento
                 LOC Barclays Bank PLC                            04/24/98        5.50         11,958,447         P1         A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

 -------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                 -------------------
    Face                                                          Maturity                      Value                       Standard
   Amount                                                           Date         Yield         (Note 2)          Moody's    & Poor's
   ------                                                           ----         -----          ------           -------    --------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    8,000,000  Demir Funding Corporation I
                 LOC Bayerische Vereinsbank, A.G.                 04/13/98        5.47%     $   7,985,600         P1         A1+
     17,000,000  Demir Funding Corporation I
                 LOC Bayerische Vereinsbank, A.G.                 04/13/98        5.58         16,968,833         P1         A1+
      5,000,000  Demir Funding Corporation II
                 LOC Bayerische Vereinsbank, A.G.                 04/13/98        5.47          4,991,000         P1         A1+
     10,000,000  Formosa Plastics Corporation, U.S.A.
                 LOC Bank of America                              06/04/98        5.63          9,902,222         P1         A1+
     20,000,000  Minmetals Capitals & Securities, Inc.
                 LOC Credit Suisse First Boston                   08/24/98        5.55         19,565,806         P1         A1+
     10,000,000  Orix America, Inc.
                 LOC Bank of America                              10/09/98        5.52          9,718,806         P1         A1+
      9,000,000  TEB Funding Corporation II
                 LOC Societe Generale                             06/03/98        5.62          8,912,745         P1         A1+
     25,000,000  UniFunding
                 LOC Unibank                                      04/21/98        5.50         24,924,583         P1         A1
 --------------                                                                             -------------
    215,550,000  Total Letter of Credit Commercial Paper                                      212,843,686
 --------------                                                                             -------------
 Loan Participations (6.28%)
------------------------------------------------------------------------------------------------------------------------------------
 $   30,000,000  GMAC Mortgage Corporation (c)                    04/01/98        6.28%     $  30,000,000
     10,000,000  Marsh & McLennan Companies (d)                   11/24/98        5.65         10,000,000         P1         A1+
     30,000,000  Marsh & McLennan Companies (e)                   03/24/99        5.69         30,000,000         P1         A1+
 --------------                                                                             -------------
     70,000,000  Total Loan Participations                                                     70,000,000
 --------------                                                                             -------------
 Master Notes (10.31%)
------------------------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Donaldson, Lufkin & Jenrette (f)                 02/05/99        5.73%     $   5,000,000
     35,000,000  Morgan (J.P.) Securities, Inc. (g)               04/02/98        5.67         35,000,000
     25,000,000  The Goldman Sachs Group L.P. (h)                 04/28/98        5.72         25,000,000
     50,000,000  Willamette Industries, Inc. (i)                  06/18/98        5.71         50,000,000         MIG-1      A1+
 --------------                                                                             -------------
    115,000,000  Total Master Notes                                                           115,000,000
 --------------                                                                             -------------
 Medium Term Notes (4.93%)
------------------------------------------------------------------------------------------------------------------------------------
 $   35,000,000  First U.S.A. Credit Master Trust - Series 1995-96
                 Class A (Steers) (j)                             12/10/98        5.69%     $  35,000,000
     20,000,000  Long Lane Master Trust III (k)                   11/02/98        5.68         20,000,000
 --------------                                                                             -------------
     55,000,000  Total Medium Term Notes                                                       55,000,000
 --------------                                                                             -------------
 Other Notes (23.12%)
------------------------------------------------------------------------------------------------------------------------------------
 $    2,600,000  2150 Investment Company - Series 1997 (l)
                 LOC Fifth Third Bank                             02/01/17        5.65%     $   2,600,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1998

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield       (Note 2)    Moody's & Poor's
   ------                                                                         ----      -----        ------     -------  -------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    4,350,000  Alabama State IDA (Central Casting Corporation) (l)
                 LOC First Union National Bank of North Carolina                11/01/15    5.65%   $   4,350,000
      3,750,000  Albany Dougherty, GA Payroll IDA
                 (Flint River Service, Inc.Project-B) (l)
                 LOC Columbus Bank & Trust Company                              05/01/17    5.71        3,750,000              A1
      5,000,000  CA Department of Water Resources
                 (Control Valley Project) Water System RB - Series R-V (l)
                 LOC Canadian Imperial Bank of Commerce                         12/01/24    5.70        5,000,000
      5,950,000  Cheney Brothers Inc. (l)
                 LOC First Union National Bank of North Carolina                12/01/16    5.65        5,950,000
      9,575,000  Community Development Authority of the City of Madison, WI
                 RB - Series 1996A (Block '89 Project) (l)                      01/01/19    5.68        9,575,000
      2,020,000  Consolidated Equities, LLC - Series 1995 (l)
                 LOC Old Kent Bank & Trust Co.                                  12/01/25    5.68        2,020,000
      4,000,000  Cunat Capital Corporation - Series 1997- B
                 (Cunat Bros., Inc./Irish Parie L.P.) (l)
                 LOC LaSalle National Bank                                      06/01/27    5.68        4,000,000
      2,000,000  Delta Capital L.L.C. - Series A (l)
                 LOC First Michigan Bank                                        01/01/26    5.68        2,000,000
      2,955,000  Devin F. & Janis L. McCarthy - Series 1997 (l)
                 LOC Star Bank, N.A.                                            07/01/17    5.70        2,955,000
      5,000,000  F.C. Bellevue, Inc. (l)
                 LOC National City Bank                                         08/01/38    5.65        5,000,000
      2,430,000  G&J Land Management - Series 1996 (l)
                 LOC Fifth Third Bank                                           12/01/17    5.68        2,430,000
     10,410,000  General Electric Engine Receivables 1995-1 Trust VR
                 Guaranteed Notes (m)                                           02/14/00    5.68       10,410,000     P1       A1+
      6,505,450  General Electric Engine Receivables 1996-1 Trust VR
                 Guaranteed Notes (n)                                           02/14/01    5.68        6,505,450     P1       A1+
      8,315,000  Institutional Distributors, Inc. - Series 1997 (l)
                 LOC Star Bank, N.A.                                            06/01/17    5.70        8,315,000
      9,800,000  Jacksonville Health Charity Group (Baptist/St. Vincent) (l)
                 MBIA Insured                                                   08/15/19    5.75        9,800,000     VMIG-1
      1,150,000  KBL Capital Fund, Inc. (BH Reality Limited Partnership) (l)
                 LOC Old Kent Bank & Trust Co.                                  05/01/21    5.68        1,150,000              A1
      4,280,000  KBL Capital Fund, Inc. -  Series 1995 A (l)
                 LOC Old Kent Bank & Trust Co.                                  07/01/05    5.68        4,280,000              A1
      2,000,000  Kit Carson County, Colorado Agricultural Development RB
                 Series 1997 (Midwest Farms, LLC) (l)
                 LOC Norwest Bank Minneapolis                                   06/01/27    5.75        2,000,000              A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield       (Note 2)    Moody's & Poor's
   ------                                                                         ----      -----        ------     -------  -------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   4,500,000   Laurel County, Kentucky Industrial Building RB
                 (Consolidated Biscuit Co. Project) (l)
                 LOC Fifth Third Bank                                           03/01/15    5.95%   $   4,500,000
     4,000,000   Macroe Properties, Inc. (l)
                 LOC First Michigan Bank                                        09/01/27    5.68        4,000,000
     4,400,000   Maryland HEFA RB (North Arundale Hospital) (l)
                 LOC Mellon Bank N.A.                                           07/01/27    5.75        4,400,000
     4,000,000   Maximum Principle Amount Limited Partnership
                 (Riverview Medical Office Building) (l)
                 LOC National City Bank                                         11/01/17    5.65        4,000,000
     6,500,000   Maximum Principle Amount VRB Notes
                 (Hancor, Inc. Project) (l)
                 LOC National City Bank                                         12/01/07    5.65        6,500,000              A1
    16,620,000   Medical Clinic Board of Mobile, AL RB
                 (Springhill Medical Complex) - Series 1996B (l)
                 LOC Amsouth Bank N.A.                                          09/01/11    5.65       16,620,000     P1
     1,000,000   Miami Valley Steel Service, Inc. - Series 1996 (l)
                 LOC National City Bank                                         02/01/16    5.65        1,000,000
     2,790,000   Michigan HEFA (Hope College) - Series 1996M (l)
                 LOC Old Kent Bank & Trust Co.                                  10/01/16    5.68        2,790,000
     6,900,000   Mississippi Business Finance Corporation IDRB
                 (Howard Industries, Inc.) - Series 1995 (l)
                 LOC National Bank of Detroit                                   06/01/10    5.75        6,900,000     P1
     4,390,000   New Federal Cold Storage, Incorporated Project
                 Series 199C (l)
                 LOC National City Bank                                         08/01/11    5.65        4,390,000
    20,000,000   Oakland-Alameda County (Oakland Coliseum)
                 LOC Canadian Imperial Bank of Commerce                         05/28/98    5.60       20,000,000
     5,500,000   Oxnard Financing Authority Refunding Lease RB
                 Series 1993 (l)
                 LOC Union Bank of California                                   06/01/06    5.70        5,500,000              A1
     1,800,000   Pomeroy Investment, L.L.C. - Series 1997 (l)
                 LOC Star Bank, N.A.                                            04/01/17    5.67        1,800,000
     4,000,000   Prince William County, VA - Series A (l)
                 LOC Wachovia Bank & Trust Co., N.A.                            03/01/17    5.69        4,000,000     VMIG-1
    25,000,000   SMM Trust 1997 - L                                             05/29/98    5.63       25,000,000     P1       A1+
     4,500,000   Shepherd Capital L.L.C.
                 LOC First of America Michigan National Bank                    09/15/47    5.68        4,500,000
     5,090,000   Southern Electric Generating Company                           05/04/98    5.60        5,064,105     P1       A1
    19,000,000   State of Missouri HEFA
                 (SSM Health Care System) 1995 - Series D (l)
                 MBIA Insured                                                   06/01/24    5.75       19,000,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield       (Note 2)    Moody's & Poor's
   ------                                                                         ----      -----        ------     -------  -------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  12,640,000   Stone Creek, L.L.C. - Series 1995 (l)
                 LOC Columbus Bank & Trust Company                              08/01/22    5.75%  $   12,640,000     P1
     2,550,000   Vista Funding Corporation - Series 1997A (l)
                 LOC Fifth Third Bank                                           07/01/15    5.68        2,550,000
     1,600,000   Walt Sweeney Ford - Series 1996 (l)
                 LOC Fifth Third Bank                                           01/01/12    5.68        1,600,000
     2,580,000   Washington State Housing Finance Commission
                 (Marketplace Apt) (o)
                 LOC Bank One                                                   07/01/29    5.75        2,580,000     VMIG-1
     3,220,000   Westchester County, NY Industrial Development Agency RB
                 (B.W.P. Distributors Inc.) (l)
                 LOC First Union National Bank of North Carolina                10/01/28    5.65        3,220,000
     3,230,000   William Thies & Son, Inc. (l)
                 LOC First Union National Bank of North Carolina                03/01/07    5.65        3,230,000
 --------------                                                                                    --------------
   257,900,450   Total Other Notes                                                                    257,874,555
 --------------                                                                                    --------------
 Repurchase Agreement, Overnight (6.01%)
------------------------------------------------------------------------------------------------------------------------------------
 $  67,000,000   The Goldman Sachs Group L.P., dated 03/31/98
                 (Collateralized by $75,250,239 GNMA, 6.125%, due 09/16/27)     04/01/98    6.05%  $  67,000,000
 -------------                                                                                     --------------
    67,000,000   Total Repurchase Agreement, Overnight                                                 67,000,000
 -------------                                                                                     --------------
 U.S. Government Obligation (0.85%)
------------------------------------------------------------------------------------------------------------------------------------
 $  10,000,000   U.S. Treasury Bills                                            03/04/99    5.41%  $    9,519,307
 -------------                                                                                     --------------
    10,000,000   Total U.S. Government Obligation                                                       9,519,307
 -------------                                                                                     --------------
 Yankee Certificates of Deposit (9.86%)
------------------------------------------------------------------------------------------------------------------------------------
 $  10,000,000   Barclays Bank PLC (p)                                          04/16/98    5.65%  $   10,000,000     P1       A1+
    15,000,000   Canadian Imperial Bank of Commerce                             04/14/98    5.43       15,000,534     P1       A1+
    10,000,000   Canadian Imperial Bank of Commerce                             05/26/98    5.53       10,000,000     P1       A1+
    15,000,000   Cregem NY
                 LOC Credit Belgique                                            04/01/99    5.80       14,992,818     P1       A1+
    10,000,000   Deutsche Bank, A.G.                                            03/02/99    5.70        9,995,601     P1       A1+
    15,000,000   Rabobank Nederland                                             10/06/98    5.64       15,005,258     P1       A1+
    20,000,000   Swiss Bank Corporation                                         02/26/99    5.69       19,991,307     P1       A1+
    15,000,000   Swiss Bank Corporation                                         03/22/99    5.68       14,993,708     P1       A1+
 -------------                                                                                     --------------
   110,000,000   Total Yankee Certificates of Deposit                                                 109,979,226
 -------------                                                                                     --------------
                 Total Investments (100.90%) (Cost $1,125,316,193+)                                 1,125,316,193
                 Liabilities in Excess of Cash and Other Assets (-0.90%)                           (  10,056,519)
                                                                                                   --------------
                 Net Assets (100.00%)                                                              $1,115,259,674
                                                                                                   ==============
                 +  Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================



FOOTNOTES:

(a) The ratings noted (unaudited) for instruments secured by a letter of credit are those of the holding company of the bank whose letter of credit secures such instruments. P1 & A1+ are the highest ratings for commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) These are split rated securities, given the highest ratings by at least two nationally recognized rating agencies.

(c) The interest rate is adjusted daily based upon the Federal Funds effective rate plus 15 basis points.

(d) The interest rate is adjusted quarterly based upon three month LIBOR plus 2 basis points.

(e)  The interest  rate is adjusted quarterly  based upon three  month  LIBOR.

(f) The interest rate is adjusted monthly based upon one month LIBOR plus 5 basis points; 30 day put option to issuer only.

(g) The interest rate is adjusted monthly based upon the one month LIBOR flat; daily put option to issuer only.

(h) The interest rate is adjusted daily based upon the opening of Federal Funds plus 10 basis points; daily put option to issuer only.

(i) The interest rate is adjusted monthly based upon the one month LIBOR rate plus 3 basis point; 5 day put option to issuer only.

(j)  The interest rate is adjusted  monthly  based upon the one month LIBOR.

(k) The interest rate is adjusted quarterly based upon three month LIBOR plus 3 basis points.

(l) These securities have a 7 day put feature exercisable by the Fund at par value. Rate changes weekly.

(m) The interest rate is adjusted weekly based upon the commercial paper composite plus 5 basis point; weekly put option.

(n) The interest rate is adjusted weekly based upon one month LIBOR minus 1 basis point; weekly put option.

(o)   The interest rate is adjusted weekly at par value.

(p)   The interest rate is adjusted daily based upon the prime rate.


KEY:

      GMAC   =  General Motors Acceptance Corporation         LOC    =  Letter of Credit
      GNMA   =  Government National Mortgage Association      MBIA   =  Municipal Bond Insurance Association
      HEFA   =  Health & Education Facilities Authority       RB     =  Revenue Bond
      IDA    =  Industrial Development Authority              VR     =  Variable Rate
      IDRB   =  Industrial Development Revenue Bond           VRB    =  Variable Revenue Bond



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1998
================================================================================

    Face                                                                        Maturity                 Value
   Amount                                                                         Date      Yield       (Note 2)
   ------                                                                         ----      -----        ------
U. S. Government Agencies (66.88%)
------------------------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Federal Farm Credit Bank (a)                                   05/27/98    5.59%   $   4,999,632
      5,000,000  Federal Farm Credit Bank                                       06/01/98    5.50        5,000,000
      2,000,000  Federal Farm Credit Bank                                       02/25/99    5.56        1,903,567
      5,000,000  Federal Home Loan Bank                                         07/13/98    5.39        4,924,896
      5,000,000  Federal Home Loan Bank                                         10/08/98    5.45        4,861,986
      5,000,000  Federal Home Loan Bank Note                                    03/17/99    5.71        5,000,000
     10,000,000  Federal Home Loan Mortgage Corporation                         04/10/98    5.35        9,986,800
      5,000,000  Federal Home Loan Mortgage Corporation                         05/14/98    5.43        4,967,929
      5,000,000  Federal Home Loan Mortgage Corporation                         06/04/98    5.42        4,952,622
      5,000,000  Federal Home Loan Mortgage Corporation                         06/12/98    5.39        4,947,200
      5,650,000  Federal Home Loan Mortgage Corporation                         06/19/98    5.42        5,655,661
      5,000,000  Federal National Mortgage Association                          04/10/98    5.41        4,993,325
      5,000,000  Federal National Mortgage Association                          04/15/98    5.41        4,989,626
      5,000,000  Federal National Mortgage Association                          05/28/98    5.38        4,958,200
      5,000,000  Federal National Mortgage Association                          07/09/98    5.48        4,926,713
      5,000,000  Federal National Mortgage Association                          07/14/98    5.43        4,923,733
      5,000,000  Federal National Mortgage Association                          10/15/98    5.49        4,983,515
      6,360,000  Federal National Mortgage Association                          12/17/98    5.46        6,370,987
      3,000,000  Federal National Mortgage Association                          02/19/99    5.57        2,993,755
     10,000,000  Federal National Mortgage Association (b)                      05/21/98    5.62        9,999,198
      5,000,000  Federal National Mortgage Association (c)                      06/19/98    5.58        4,999,361
 --------------                                                                                     -------------
    112,010,000  Total U. S. Government Agencies                                                      111,338,706
 --------------                                                                                     -------------
 Letter of Credit Commercial Paper (2.06%)
------------------------------------------------------------------------------------------------------------------------------------
 $    3,444,000  Kirksville, College of Osteopathic Medicine, Inc.
                 LOC Student Loan Marketing Association                         05/07/98    5.55%   $   3,425,058
 --------------                                                                                     -------------
      3,444,000  Total Letter of Credit Commercial Paper                                                3,425,058
 --------------                                                                                     -------------
 Repurchase Agreements, Overnight (30.63%)
------------------------------------------------------------------------------------------------------------------------------------
 $   30,000,000  The Goldman Sachs Group L.P. dated 03/31/98
                 (Collateralized by $31,726,733 GNMA, 6.000% to 6.125%,
                 due 06/20/27 to 10/20/27)                                      04/01/98    6.05%   $  30,000,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

    Face                                                                        Maturity                 Value
   Amount                                                                         Date      Yield       (Note 2)
   ------                                                                         ----      -----        ------
Repurchase Agreements, Overnight (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   21,000,000  Morgan (J.P.) Securities, Inc. dated 03/31/98
                 (Collateralized by $21,169,000 Treasury Note, 5.875%,
                 due 01/31/99)                                                  04/01/98    6.05%   $   21,000,000
 --------------                                                                                     --------------
     51,000,000  Total Repurchase Agreements, Overnight                                                 51,000,000
 --------------                                                                                     --------------
                 Total Investments (99.57%) (Cost $165,763,764+)                                       165,763,764
                 Cash and Other Assets, Net of Liabilities (0.43%)                                         718,489
                                                                                                    --------------
                 Net Assets (100.00%)                                                               $  166,482,253
                                                                                                    ==============

                 + Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

 (a) This is a variable rate Federal Farm Credit Bank Floating Rate Note. The interest rate is adjusted daily based upon the prime rate minus 2.96.

 (b) This is a variable rate Federal National Mortgage Association Floating Rate Note. The interest rate is adjusted daily based upon the prime rate minus 2.94%.

 (c) This is a variable rate Federal National Mortgage Association Floating Rate Note. The interest rate is adjusted daily based upon the prime rate minus 2.98%.



KEY:

      LOC    =  Letter of Credit
      GNMA   =  Government National Mortgage Association












--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
MARCH 31, 1998
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield       (Note 2)    Moody's & Poor's
   ------                                                                         ----      -----        ------     -------  -------
Tax Exempt Investments (15.28%)
------------------------------------------------------------------------------------------------------------------------------------
 $      900,000  City of Burlington, VT RAN                                     06/26/98    4.15%  $     902,773
      6,500,000  City of Philadelphia, PA TRAN - Series A                       06/30/98    3.45       6,514,275     MIG-1    SP-1+
      5,000,000  Commonwealth of Puerto Rico TRAN - Series A                    07/30/98    3.46       5,016,286     MIG-1    SP-1+
      3,100,000  Cook County, IL High School District #227
                 (Rich Township Limited Tax School Bond)                        12/01/98    3.90       3,111,053
      1,699,000  Dansville, NY BAN                                              06/26/98    3.85       1,700,345
        900,000  Harris County, TX Hospital District RB
                 AMBAC Insured                                                  02/15/99    3.53         927,150
      2,000,000  Indiana Bond Bank Advanced Funding Project Notes
                 Series 1998A-2                                                 01/20/99    3.56       2,006,231     MIG-1    SP-1+
      1,460,000  King County, WA School District #4125
                 FGIC Insured                                                   12/01/98    3.85       1,468,029
      5,000,000  New York City, NY RAN - Series A
                 LOC Morgan Guaranty/Bayerische Landesbank/
                 Westdeutsche Landesbank/Societe Generale/Helba
                 Landesbank/National Westminster PLC                            06/30/98    3.53       5,011,096     MIG-1    SP-1+
      5,000,000  Ohio Housing Finance Agency Residential Mortgage 1998
                 Series A-1
                 GIC - Trinity Funding                                          03/01/99    3.80       5,000,000              A1+
      1,000,000  School District of City of Detroit, MI State School Aid Notes
                 (Wayne County)                                                 05/01/98    3.85       1,000,478              SP-1+
      3,500,000  South Bend Indiana Community School Corporation TAW            12/31/98    3.96       3,503,783
      7,800,000  Sun Prairie Area School District TRAN                          08/24/98    3.95       7,814,883
 --------------                                                                                     ------------
     43,859,000  Total Tax Exempt Investments                                                         43,976,382
 --------------                                                                                     ------------
 Variable Rate Demand Instruments (b) (55.09%)
------------------------------------------------------------------------------------------------------------------------------------
 $    5,455,000  Auburn, AL Non-Profit HDA (Lakeside Project)
                 LOC Columbus Bank & Trust Company                              09/01/27    3.95%  $   5,455,000              A1
      6,200,000  Brazos River Authority, TX
                 (Utilities Electric Project) - Series 1996A
                 AMBAC Insured                                                  03/01/26    3.85       6,200,000     VMIG-1   A1
      2,000,000  Brazos River Authority, TX
                 (Utilities Electric Project) - Series 1996C
                 AMBAC Insured                                                  06/01/30    3.85       2,000,000     VMIG-1   A1
        600,000  Butler County, PA IDA
                 (Armco Incorporated Project) - Series 1996A
                 LOC Chase Manhattan Bank, N.A.                                 06/01/20    3.95         600,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield       (Note 2)    Moody's & Poor's
   ------                                                                         ----      -----        ------     -------  -------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   3,500,000   City of Deridder IDRB (Pax Inc. Project)
                 LOC Bank One                                                   08/01/12    3.90%  $   3,500,000              A1+
     2,000,000   Clark County, NV IDRB
                 (Nevada Cogeneration Assoc. #2) - Series 1992
                 LOC ABN AMRO Bank N.V.                                         12/01/22    3.90       2,000,000     VMIG-1   A1+
     2,000,000   Connecticut State Development Authority
                 (CT Light & Power Company Project) - Series 1993A
                 LOC Deutsche Bank A.G.                                         09/01/28    3.65       2,000,000     VMIG-1   A1+
     5,000,000   County of Cuyahoga, OH
                 AMBAC Insured                                                  01/01/16    3.70       5,000,000     VMIG-1   A1+
     2,900,000   Covington, KY IDRB (Atkins & Pierce, Inc. Project)
                 LOC Fifth Third Bank                                           04/01/05    3.70       2,900,000
       300,000   Delaware County, PA IDA PCRB
                 (Philadelphia Electric Co.) - Series A
                 LOC Toronto-Dominion Bank                                      08/01/16    3.80         300,000     P1       A1+
     6,450,000   Delaware State EDA RB (Delmarva Power & Light)                 10/01/29    3.85       6,450,000     VMIG-1   A1
     8,250,000   Director State of NV Dept Business & Industry IDRB
                 (Valley Joist Inc. Project) - Series A
                 LOC Toronto-Dominion Bank                                      06/01/17    3.85       8,250,000              A1+
     2,000,000   Finance Authority of Maine
                 (William Arthur, Inc.) - Series 1997
                 LOC First National Bank of Chicago                             10/01/12    3.95       2,000,000              A1+
     7,300,000   Fulton County, GA HRB (Shepard Center Inc. Project)
                 LOC Wachovia Bank & Trust Co., N.A.                            09/01/17    3.70       7,300,000              A1+
     6,445,000   Fulton County, GA MHRB
                 Fannie Mae Collateralized                                      04/01/30    3.70       6,445,000              A1+
     1,290,000   Fulton County, GA Development Authority RB
                 (Darby Printing Company)
                 LOC Wachovia Bank & Trust Co., N.A.                            04/01/11    4.15       1,290,000
     2,500,000   Gulf Coast IDA Solid Waste Disposal RB
                 (Citgo Petroleum Corporation Project) - Series 1994
                 LOC Wachovia Bank & Trust Co., N.A.                            04/01/26    3.90       2,500,000     VMIG-1   A1+
     9,400,000   Gulf Coast IDA Solid Waste Disposal RB
                 (Citgo Petroleum Corporation Project) - Series 1995
                 LOC Nations Bank                                               05/01/25    3.90       9,400,000     VMIG-1
     1,000,000   Gulf Coast Waste Disposal Authority Solid Waste Disposal
                 RB (Amoco Oil Co.) - Series 1994                               08/01/23    3.85       1,000,000     VMIG-1   A1+
     4,600,000   Hamilton County, OH HRB Health Alliance - Series A
                 MBIA Insured                                                   01/01/18    3.65       4,600,000     VMIG-1   A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield       (Note 2)    Moody's & Poor's
   ------                                                                         ----      -----        ------     -------  -------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  20,000,000   Harris County, TX HFDC (Sisters of Charity) - Series C         07/01/23    3.70%  $    20,000,000   VMIG-1   A1+
     2,400,000   Industrial Dist. #3 Parish of W. Baton Rouge
                 (Dow Chemical Co.) - Series 1994A                              12/01/24    3.90         2,400,000   P1       A1
     1,100,000   Jackson County, MS PCRB
                 (Chevron USA Inc. Project) - Series 1994                       12/15/24    3.85         1,100,000   P1
     1,000,000   Lewisville, IDA Incorporated IDRB
                 (Benedict Optical Inc. Project)
                 LOC Comerica Bank                                              05/01/08    4.05         1,000,000   P1
     3,000,000   Lincoln County, WY PCRB (Exxon Corp.) - Series 1987B           07/01/17    3.90         3,000,000   P1       A1+
     6,900,000   Marion County, WV County Commission Solid Waste
                 Disposal Facility RB (Granttown Project)
                 LOC National Westminster Bank PLC                              10/01/17    3.80         6,900,000   VMIG-1   A1+
     5,000,000   Metropolitan Washington DC Airport Authority RB
                 LOC Union Bank of Switzerland                                  10/01/27    3.70         5,000,000   VMIG-1   A1+
     2,100,000   North Texas Higher Education
                 Authority Student Loan RB - Series C
                 AMBAC Insured                                                  04/01/36    3.80         2,100,000   VMIG-1
     2,700,000   Parish of Calcasieu IDRB
                 (Citgo Petroleum Corporation) - Series 1995
                 LOC Banque Nationale de Paris                                  03/01/25    3.90         2,700,000   VMIG-1
       500,000   Pennsylvania EDFA
                 LOC PNC Bank, N.A.                                             08/01/06    3.95           500,000
     2,200,000   Pennsylvania EDFA
                 LOC PNC Bank, N.A.                                             12/01/12    3.95         2,200,000
     2,000,000   Phoenix, AZ IDA MHRB (Sunset Ranch)
                 LOC Swiss Bank Corporation                                     12/01/27    3.80         2,000,000   VMIG-1
     2,500,000   Port of Corpus Christie Nueces County, TX
                 Koch Refining Co. - Series 1995A                               05/01/25    3.65         2,500,000   VMIG-1    A1+
     1,600,000   Portland, OR IDRB (Oregon Transfer Company)
                 LOC US National Bank of Oregon                                 11/01/01    4.28         1,600,000
     2,000,000   Regional Transportation District Colorado
                 (Transit Vehicles Project) - Series A
                 LOC State Street Bank & Trust Co.                              12/01/17    3.70         2,000,000             A1+
     4,700,000   Sheboygan, WI PCRB (Power & Light)                             08/01/14    3.60         4,700,000   VMIG-1
     5,000,000   South Texas Higher Education Authority
                 MBIA Insured                                                   12/01/03    3.75         5,000,000   VMIG-1
     7,000,000   Sussex County, DE IDRB
                 (Perdue Farms Inc. Project) - Series 1992
                 LOC Rabobank Nederland                                         04/01/12    3.85         7,000,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield       (Note 2)    Moody's & Poor's
   ------                                                                         ----      -----        ------     -------  -------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   2,100,000   Washington State HFC MHRB (Wadering Creek Project)
                 LOC Bank of America                                            01/01/26    3.95%  $   2,100,000     VMIG-1
     4,300,000   West Side Calhoun County, TX Navigation District Sewer &
                 Solid Waste Disposal (BP Chemicals Inc.)                       04/01/31    3.90       4,300,000     P1       A1+
     1,250,000   York County, PA IDA Limited Obligation RB
                 (Metal Exchange Corporation Project) - Series 1996
                 LOC Comerica Bank                                              06/01/06    4.00       1,250,000
 -------------                                                                                     -------------
   158,540,000   Total Variable Rate Demand Instruments                                              158,540,000
 -------------                                                                                     -------------
Put Bonds (c) (6.01%)
------------------------------------------------------------------------------------------------------------------------------------
 $   4,000,000   Butler County IDA RB
                 (Concordia Lutheran Ministries) - Series 1998A
                 LOC PNC Bank, N.A.                                             02/01/99    2.32%  $   4,011,375              A1
     1,780,000   City of Dayton, KY Industrial Building RB
                 (RADAC Corporation) - Series 1994
                 LOC Fifth Third Bank                                           04/01/98    4.00       1,780,000
     2,000,000   Connecticut State Special Assessment Unemployment
                 Compensation Advance Fund RB - Series 1993C
                 FGIC Insured                                                   07/01/98    3.90       2,000,000     VMIG-1   A1+
     6,500,000   Hartford County, MD IDRB (A.O. Smith)
                 LOC Bank One Milwaukee, N.A.                                   09/01/98    3.80       6,500,000
     3,015,000   Vermont State Educational & Health Building Finance
                 Agency (Middlebury College)                                    11/01/98    3.85       3,015,000              A1+
 --------------                                                                                    -------------
    17,295,000   Total Put Bonds                                                                      17,306,375
 -------------                                                                                     -------------
Tax Exempt Commercial Paper (17.27%)
------------------------------------------------------------------------------------------------------------------------------------
 $   3,000,000   City of Burlington, KS PCRB
                 LOC Deutsche Bank A.G.                                         05/19/98    3.45%  $   3,000,000     P1       A1+
     3,313,000   City of Gainesville, FL
                 LOC Bank of America/Sun Bank                                   06/08/98    3.50       3,313,000     P1       A1+
     2,100,000   County & City of Denver, CO
                 Airport System Subordinate RB - Series 1997A
                 LOC Bayerische Landesbank Girozentrale                         05/13/98    3.45       2,100,000              A1+
     3,200,000   County & City of Denver, CO
                 Airport System Subordinate RB - Series 1997A
                 LOC Bayerische Landesbank Girozentrale                         05/21/98    3.60       3,200,000              A1+
     5,000,000   County & City of Denver, CO
                 Airport System Subordinate RB - Series 1997A
                 LOC Bayerische Landesbank Girozentrale                         06/01/98    3.50       5,000,000              A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield       (Note 2)    Moody's & Poor's
   ------                                                                         ----      -----        ------     -------  -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    4,000,000  Georgia Municipal Gas Authority Gas Revenue
                 (Southern Portfolio I Project) - Series D
                 LOC Wachovia Bank & Trust Co., N.A.                            07/08/98    3.50%  $   4,000,000              A1+
      8,000,000  Hospital Board of Lee County, FL RB
                 (Lee Memorial Hospital Project) - Series 1992C                 05/08/98    3.40       8,000,000     VMIG-1   A1+
      1,300,000  New York City GO 1996 - Series J-3
                 LOC Morgan Guaranty Trust Company                              06/01/98    3.50       1,300,000     P1       A1+
      2,100,000  North Carolina Municipal Power Agency #1
                 (Catawba Project)
                 LOC Morgan Guaranty/Union Bank of Switzerland                  05/01/98    3.30       2,100,000     P1       A1+
      4,000,000  North Carolina Municipal Power Agency #1
                 (Catawba Project)
                 LOC Morgan Guaranty/Union Bank of Switzerland                  07/16/98    3.55       4,000,000     P1       A1+
      3,000,000  Sarasota County, FL Public Hospital District HRB
                 (Sarasota Memorial Hospital) - Series 1996
                 LOC Sun Trust Bank                                             05/06/98    3.65       3,000,000     VMIG-1
      5,000,000  State of Connecticut Special Assessment Second Injury Fund
                 LOC Credit Agricole/Credit Commercial de Belgique              06/16/98    3.45       5,000,000     P1       A1+
      2,500,000  Venango, PA IDA Resource Recovery RB
                 (Scrubgrass Project) - Series 1990A
                 LOC National Westminster Bank PLC                              05/12/98    3.60       2,500,000     P1       A1+
      1,500,000  Venango, PA IDA Resource Recovery RB
                 (Scrubgrass Project) - Series 1990B
                 LOC National Westminster Bank PLC                              05/12/98    3.60       1,500,000     P1       A1+
      1,700,000  West Virginia Public Energy Auth. Energy RB
                 (Morgantown Energy Assoc. Project) - Series 1989A
                 LOC Swiss Bank Corporation                                     05/04/98    3.45       1,700,000     P1       A1+
 --------------                                                                                    -------------
    49,713,000  Total Tax Exempt Commercial Paper                                                     49,713,000
--------------                                                                                     -------------
Variable Rate Demand Instruments - Participations (b) (0.70%)
------------------------------------------------------------------------------------------------------------------------------------
 $   1,000,000   New Jersey State EDA IDRB
                 (Harrison Riverside Industries Project)
                 LOC Chase Manhattan Bank, N.A.                                 01/01/02    5.53%  $   1,000,000     P1       A1
     1,000,000   New Jersey State EDA IDRB
                 (Hartz Mountain Industries Project)
                 LOC Chase Manhattan Bank, N.A.                                 01/01/02    5.53       1,000,000     P1       A1
 -------------                                                                                      ------------
     2,000,000   Total Variable Rate Demand Instruments - Participations                               2,000,000
 -------------                                                                                      ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield       (Note 2)    Moody's & Poor's
   ------                                                                         ----      -----        ------     -------  -------
Variable Rate Demand Instruments - Private Placements (b) (4.88%)
----------------------------------------------------------------------------------------------------------------------
 $   9,100,000   Bastrop County, TX Industrial Development Corp. IDRB
                 (Blocrest Partners, LP Project)
                 LOC Union Bank of California                                   04/01/22    4.40%  $   9,100,000
       810,000   Jefferson County, MO IDA IDRB (Holley Partnership)
                 LOC Chase Manhattan Bank, N.A.                                 12/01/04    5.53         810,000     P1       A1
       550,815   New Jersey State EDA IDRB (Henry Modelle & Company)
                 LOC Chase Manhattan Bank, N.A.                                 09/01/00    5.53         550,815     P1       A1
     1,400,000   Tyler House Certificate Trust COPS - Series 1995A
                 LOC PNC Bank, N.A.                                             08/01/25    4.05       1,400,000     VMIG-1
     2,177,000   York County, PA IDA IDRB
                 (Manor Care of Kingston Court Inc.)
                 LOC Chase Manhattan Bank, N.A.                                 12/01/08    5.53       2,177,000     P1       A1
 -------------                                                                                     -------------
    14,037,815   Total Variable Rate Demand Instruments - Private Placements                          14,037,815
 -------------                                                                                     -------------
                 Total Investments (99.23%) (Cost $285,573,572+)                                     285,573,572
                 Cash and Other Assets, Net of Liabilities (0.77%)                                     2,218,658
                                                                                                   -------------
                 Net Assets (100.00%)                                                              $ 287,792,230
                                                                                                   =============

                 +   Aggregate cost for federal income tax purposes is identical.































--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MARCH 31, 1998
================================================================================


FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted (unaudited) are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) Securities payable on demand at par including accrued interest (primarily with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.


KEY:
      AMBAC  =  American Municipal Bond Assurance Corporation   HRB    =  Hospital Revenue Bond

      BAN    =  Bond Anticipation Note                          IDA    =  Industrial Development Authority

      COPS   =  Certificates of Participations                  IDRB   =  Industrial Development Revenue Bond

      EDA    =  Economic Development Authority                  LOC    =  Letter of Credit

      EDFA   =  Economic Development Finance Authority          MBIA   =  Municipal Bond Insurance Association

      FGIC   =  Financial Guaranty Insurance Company            MHRB   =  Multi-Family Housing Revenue Bond

      GIC    =  Guaranteed Investment Contract                  PCRB   =  Pollution Control Revenue Bond

      GO     =  General Obligation                              RAN    =  Revenue Anticipation Note

      HDA    =  Housing Development Authority                   RB     =  Revenue Bond

      HFC    =  Housing Finance Commission                      TAW    =  Tax Anticipation Warrant

      HFDC   =  Housing Finance Development Authority           TRAN   =  Tax and Revenue Anticipation Note






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1998

================================================================================



                                          Cortland General            U.S. Government           Municipal Money
                                          Money Market Fund                 Fund                  Market Fund
                                          -----------------           ---------------           ---------------
ASSETS:
 Investments in securities*...........    $   1,125,316,193          $     165,763,764         $     285,573,572
 Cash.................................            2,463,958                    389,787                   594,972
 Interest receivable..................            3,569,573                    468,551                 1,843,297
                                          -----------------          -----------------         -----------------
     Total Assets.....................        1,131,349,724                166,622,102               288,011,841

LIABILITIES:

 Dividends payable....................              145,132                     21,831                    22,703
 Management fee payable...............              715,695                    109,281                   194,579
 Payable for securities purchased.....           14,992,818                       --                        --
 Other accounts payable...............              236,405                      8,737                     2,329
                                         ------------------          -----------------         -----------------
     Total Liabilities................           16,090,050                    139,849                   219,611
                                         ------------------          -----------------         -----------------

NET ASSETS............................   $    1,115,259,674          $     166,482,253         $     287,792,230
                                         ==================          =================         =================


SHARES OUTSTANDING:
 Cortland Shares......................          506,241,739                 48,144,532                47,784,522
 Live Oak Shares......................          610,777,792                 66,928,939                67,702,066
 Bradford Shares......................               --                     51,667,101               172,330,305
Net asset value, offering and redemption
 price per share, all classes
 (net assets/shares)..................    $            1.00          $            1.00         $            1.00
                                          =================          =================         =================

*  Including repurchase agreements amounting to $67,000,000 and $51,000,000 for the Cortland General Money Market
   Fund and U.S. Government Fund, respectively.







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 1998

================================================================================

                                          Cortland General            U.S. Government           Municipal Money
                                          Money Market Fund                 Fund                  Market Fund
                                          -----------------           ---------------           ---------------
INVESTMENT INCOME
 Interest Income......................    $      79,992,315          $      10,785,224         $       9,048,653
                                          -----------------          -----------------         -----------------

 Expenses:

     Management fee--Note 3(a)........           10,788,822                  1,493,237                 1,853,830

     Distribution support and services
      ----Note 3(c):

        Cortland shares...............            2,279,946                    278,868                   245,314

        Live Oak shares...............              997,083                    118,605                   114,160

        Bradford shares...............             --                           60,597                   215,184

     Other expenses...................               56,392                     26,626                     6,490
                                          -----------------          -----------------         -----------------

        Total Expenses................           14,122,243                  1,977,933                 2,434,978

   Expenses waived by
     Manager--Notes 3(a) and (c)......    (         575,473)          (        464,714)         (        190,489)
                                          -----------------          -----------------         -----------------

        Net Expenses..................           13,546,770                  1,513,219                 2,244,489
                                          -----------------          -----------------         -----------------

 Net Investment Income................           66,445,545                 9,272,005                  6,804,164



NET REALIZED GAIN
   ON INVESTMENTS

 Net realized gain on investments .....              30,820                     7,240                         21
                                          -----------------          ----------------          -----------------

 Increase in net assets from operations   $      66,476,365          $      9,279,245          $       6,804,185
                                          =================          ================          =================



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                     Cortland General                  U.S. Government                    Municipal Money
                                    Money Market Fund                       Fund                            Market Fund
                               ----------------------------      ----------------------------      ----------------------------
                               For the Year Ended March 31,      For the Year Ended March 31,      For the Year Ended March 31,
                                   1998            1997              1998            1997             1998              1997
                               -----------      -----------      ------------     -----------      -----------      -----------

 Operations:
 Net investment income...     $   66,445,545  $   63,069,731    $    9,272,005  $   10,484,601    $    6,804,164   $    5,897,429

 Net realized gain on
     investments.........             30,820          63,635             7,240           6,270                21          -0-
                              --------------  --------------    --------------  --------------    --------------   --------------
 Increase in net assets
     from operations.....         66,476,365      63,133,366         9,279,245      10,490,871         6,804,185        5,897,429
 Distributions
     to shareholders from:

 Net investment income:
   Cortland shares.......     (   42,375,897) (   46,314,882)   (    4,996,904) (    8,320,482)   (    2,752,924)+ (    4,436,681)+

   Live Oak shares.......     (   23,562,542) (   16,876,826)   (    2,753,335) (    2,235,131)   (    1,631,855)+ (    1,475,242)+

   Bradford shares.......           --              --          (    1,144,489)         --        (    2,419,385)+          --

 Capital share
   transactions net (Note 4):
   Cortland shares.......     (  655,776,020)        559,763      (116,800,799) (   90,947,715)   (  105,555,742)  (   63,128,999)
   Live Oak shares.......        169,688,175      90,104,978        11,710,418       7,893,226         8,901,280        9,140,492
   Bradford shares.......           --              --              51,667,101          --           172,330,305          --
                              --------------  --------------    --------------  --------------    --------------   --------------

 Total increase (decrease)    (  485,549,919)     90,606,399    (   53,038,763) (   83,029,231)       75,675,864   (   54,003,001)

 Net assets:
 Beginning of year.......      1,600,809,593   1,510,203,194       219,521,016     302,550,247       212,116,366      266,119,367
                              --------------  --------------    --------------  --------------    --------------   --------------

 End of year.............     $1,115,259,674  $1,600,809,593    $  166,482,253  $  219,521,016    $  287,792,230   $  212,116,366
                              ==============  ==============    ==============  ==============    ==============   ==============

 Undistributed net
    investment income....     $      535,303  $       28,197    $      427,277  $       50,000    $     -0-        $     -0-


 +  Designated as exempt-interest dividends for regular federal income tax purposes.




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Cortland General Fund has two classes of stock authorized, Cortland shares and Live Oak shares. Both the U.S. Government Fund and the Municipal Fund have three classes of stock authorized, Cortland shares, Live Oak shares and Bradford shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. The Bradford shares are subject to a service fee of .25% of its average net assets. In all other respects, the Cortland shares, Live Oak shares and Bradford shares represent the same interest in the income and assets of the Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. Bradford shares commenced distribution on October 1, 1997. The Company accounts separately for the assets, liabilities and operations of each Fund.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31, 1998, there were 10,886,525 Pilgrim Shares outstanding included in the Cortland shares.

Note  2-Significant  Accounting Policies:

     (a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

     The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by Reich & Tang Asset Management, L.P. (the Advisor), subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

     (c)Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     (d) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

Note 2-Significant Accounting Policies: (Continued)

     (e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes is required. At March 31, 1998, Cortland General Fund, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $2,295,160, $708,040 and $32,135 respectively, available for Federal income tax purposes to be applied against future securities profit, if any. If not applied against future securities profit $721,114 and $1,574,046 will expire in the years 2003 and 2004, respectively, for Cortland General Fund. $256,799 and $451,241 will expire in the years 2003 and 2004, respectively, for U.S. Government Fund. $16,736, $3,530 and $11,869 will expire in the years 2001, 2002 and 2003, respectively, for Municipal Fund.

Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and Bradford shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $5,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
Note 3-Management Fee and Other Transactions With Affiliates: (Continued)

Pursuant to a Distribution Plan approved by the company's Board on March 5, 1997, each Fund can make payments of up to .25% per annum of its average net assets with respect to the Bradford shares of the Fund for assistance in distributing its shares.

During the year ended March 31, 1998, the manager voluntarily waived investment management fees of $428,000 and $361,000 for the Cortland General Fund and for the U.S. Government Fund, respectively.

During the year ended March 31, 1998, the Distributor waived Distribution support and services fees of $38,827 and $108,646 for the Cortland shares and Live Oak shares, respectively, of the Cortland General Fund.

During the year ended March 31, 1998, the Distributor waived Distribution support and services fees of $5,262, $54,822 and $43,630 for the Cortland shares, Live Oak shares and Bradford shares, respectively, of the U.S. Government Fund.

During the year ended March 31, 1998, the Distributor waived Distribution support and services fees of $4,009, $40,155 and $146,325 for the Cortland shares, Live Oak shares and Bradford shares, respectively, of the Municipal Fund.

Note 4-Capital Share Transactions:

At March 31, 1998, 6 billion shares of $.001 par value shares of the Company were authorized, of which $2.5 billion are designated as General Fund shares, $1.5 billion are designated as U.S. Government Fund shares, $1 billion are designated as Municipal Fund shares and $1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:


                                     Cortland General                                                     Municipal Money
                                    Money Market Fund                U.S. Government Fund                   Market Fund
                              ------------------------------     ------------------------------    ------------------------------
                               For the Year Ended March 31,       For the Year Ended March 31,      For the Year Ended March 31,
                                   1998            1997              1998            1997             1998              1997
                              --------------   -------------     -------------   -------------     -------------    -------------
 Cortland Shares
 Shares sold..........         2,461,650,252   3,372,653,022       297,730,449     482,519,139       319,463,272      636,672,511
 Dividends reinvested.            42,496,995      46,616,699         5,015,292       8,302,991         2,763,449        4,476,740
                               -------------   -------------     -------------   -------------     -------------    -------------
                               2,504,147,247   3,419,269,721       302,745,741     490,822,130       322,226,721      641,149,251
 Shares redeemed......        (3,159,923,267) (3,418,709,958)   (  419,546,540) (  581,769,845)   (  427,782,463)  (  704,278,250)
                               -------------   -------------     -------------   -------------     -------------    -------------
 Net increase (decrease)      (  655,776,020)        559,763    (  116,800,799) (   90,947,715)   (  105,555,742)  (   63,128,999)
                               =============   =============     =============   =============     =============    =============

 Live Oak Shares
 Shares sold..........         2,667,980,939   1,692,487,353       257,860,909     198,329,103       229,697,164      195,656,417
 Dividends reinvested.            23,505,015      16,917,952         2,746,692       2,241,698         1,627,788        1,478,139
                               -------------   -------------     -------------   -------------     -------------    -------------
                               2,691,485,954   1,709,405,305       260,607,601     200,570,801       231,324,952      197,134,556
 Shares redeemed......        (2,521,797,779) (1,619,300,327)   (  248,897,183) (  192,677,575)   (  222,423,672)  (  187,994,064)
                               -------------   -------------     -------------   -------------     -------------    -------------
 Net increase.........           169,688,175      90,104,978        11,710,418       7,893,226         8,901,280        9,140,492
                               =============   =============     =============   =============     =============    =============


--------------------------------------------------------------------------------

================================================================================




================================================================================

Note 4-Capital Share Transactions: (Continued)

                                                                                                  Municipal Money
                                                             U.S. Government Fund                   Market Fund
                                                           ------------------------           ---------------------
                                                              For the Year Ended                For the Year Ended
                                                                March 31, 1998                     March 31, 1998
                                                           ------------------------           ---------------------
 Bradford Shares+
 Shares sold.......................................               143,036,995                        503,861,964
 Dividends reinvested..............................                 1,138,745                          2,406,792
                                                                -------------                       ------------
                                                                  144,175,740                        506,268,756
 Shares redeemed...................................            (   92,508,639)                    (  333,938,451)
                                                                -------------                      -------------
 Net increase......................................                51,667,101                        172,330,305
                                                                =============                      =============

 +   Bradford shares commenced distribution on October 1, 1997.


The components of net assets at March 31, are as follows:


                         Cortland General Money                                                   Municipal Money
                               Market Fund                   U.S. Government Fund                   Market Fund
                        ------------------------           ------------------------           ---------------------
                             March 31, 1998                     March 31, 1998                    March 31, 1998
                        ------------------------           ------------------------           ---------------------

 Paid-in capital......      $1,117,019,531                     $  166,740,572                     $  287,816,893
 Accumulated net
   realized losses....      (    2,295,160)                    (      685,596)                    (       24,663)
 Undistributed net
   investment income.              535,303                            427,277                           -0-
                             -------------                      -------------                      -------------
 Total net assets.....      $1,115,259,674                     $  166,482,253                     $  287,792,230
                             =============                      =============                      =============






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

Note 5-Financial Highlights:

                                                        Cortland General Money Market Fund
                                   ---------------------------------------------------------------------------------------------
                                                   Cortland Shares                                 Live Oak Shares
                                   ---------------------------------------------------    --------------------------------------
                                                      For the Year                                  For the Year
                                                      Ended March 31,                              Ended March 31,
                                   ---------------------------------------------------    --------------------------------------
                                    1998        1997       1996       1995      1994       1998           1997           1996++
                                   -------     -------    -------    -------   -------    --------       --------       --------
Per Share Operating Performance:
 (for a share outstanding
    throughout the period)
 Net asset value,
     beginning of period.........  $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00         $ 1.00         $ 1.00
                                   --------    --------   --------   --------  --------   --------       -------        -------

Income from investment operations:
  Net investment income..........    0.047       0.044      0.049      0.038     0.025      0.048          0.045          0.018
  Net realized and unrealized
  gain/(loss) on investments       ( 0.001)       --        0.001    ( 0.003)+    --      ( 0.001)          --             --
                                   --------    --------   --------   --------  --------   --------       --------       --------
Total from investment operations     0.046       0.044      0.050      0.035     0.025      0.047          0.045          0.018
Less distributions:
  Dividends from net
    investment income............  ( 0.047)    ( 0.044)   ( 0.048)   ( 0.038)  ( 0.025)   ( 0.047)       ( 0.045)       ( 0.018)
                                   --------    --------   --------   --------  --------   ---------      --------      --------

Total distributions..............  ( 0.047)    ( 0.044)   ( 0.048)   ( 0.038)  ( 0.025)   ( 0.047)       ( 0.045)       ( 0.018)
Net asset value, end of period     $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00         $ 1.00         $ 1.00
                                   ========    ========   ========   ========  ========   ========       ========       ========

Total Return.....................    4.77%       4.52%      4.95%      3.91%+    2.53%      4.84%          4.59%          4.78%*

Ratios/Supplemental Data
Net assets,
     end of period (000's omitted) $505,442    $1,160,352 $1,159,173 $993,854  $926,400   $609,818       $440,457 $351,030

Ratios to average net assets:
  Expenses.......................    0.99%       1.02%      1.03%      1.03%     1.02%      0.91%          0.95%          0.97%*
  Net investment income..........    4.67%       4.41%      4.86%      3.85%     2.48%      4.78%          4.48%          4.68%*
Management and Distribution support
     and service fees waived         0.04%        --         --        0.02%     0.02%      0.05%          0.02%          0.02%*

* Annualized

++ Live Oak shares commenced distribution on November 16, 1995.

+ Includes the effect of a capital contribution from the Manager of $.004 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.007 per share and the total return would have been 2.89%.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

Note 5-Financial Highlights: (Continued)
                                                                  U.S. Government Fund
                                      --------------------------------------------------------------------------------------------


                                                    Cortland Shares                         Live Oak Shares        Bradford Shares
                                      ---------------------------------------------    ------------------------    ---------------
                                                      For the Year                            For the Year          For the Year
                                                     Ended March 31,                         Ended March 31,       Ended March 31,
                                      ---------------------------------------------    ------------------------    ---------------
                                       1998      1997      1996     1995      1994      1998     1997    1996++         1998(a)
                                      ------    ------    ------   ------    ------    ------   ------   ------         -------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value,
     beginning of period............  $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00         $ 1.00
                                      -------   -------   -------  -------   -------   -------  -------  -------        -------

Income from investment operations:
  Net investment income.............    0.046     0.043     0.047    0.038     0.025     0.049    0.044    0.017          0.026
  Net realized and unrealized
  loss on investments...............  ( 0.001)  ( 0.001)      --   ( 0.003)+    --     ( 0.001) ( 0.001)     --         ( 0.001)
                                      -------   -------   -------  -------   -------   -------  -------  -------        -------
Total from investment operations        0.045     0.042     0.047    0.035     0.025     0.048    0.043    0.017          0.025
Less distributions:
  Dividends from net
    investment income...............  ( 0.045)  ( 0.043)  ( 0.047) ( 0.038)  ( 0.025)  ( 0.046) ( 0.044) ( 0.017)       ( 0.024)
                                      -------   -------   -------  -------    ------   -------    -----   ------        ------
Total distributions.................  ( 0.045)  ( 0.043)  ( 0.047) ( 0.038)  ( 0.025)  ( 0.046) ( 0.044) ( 0.017)       ( 0.024)
Net asset value, end of period        $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00         $ 1.00
                                      =======   =======   =======  =======   =======   =======  =======  =======        =======

Total Return........................    4.61%     4.37%     4.80%    3.84%+    2.55%     4.75%   4.53%     4.74%*         4.83%*

Ratios/Supplemental Data
Net assets,
     end of period (000's omitted)    $48,069   $164,464  $255,222 $218,307  $234,082  $66,829  $55,057  $47,328        $51,584

Ratios to average net assets:
  Expenses..........................    0.81%     1.01%     1.04%    1.04%     1.04%     0.68%   0.86%     0.89%*         0.86%*
  Net investment income.............    4.58%     4.30%     4.72%    3.74%     2.47%     4.89%   4.45%     4.64%*         5.22%*
Management and Distribution support
     and service fees waived........    0.25%     0.02%      --      0.01%     0.01%     0.24%   0.12%     0.11%*         0.18%*

*    Annualized

++   Live Oak shares commenced distribution on November 16, 1995.

+ Includes the effect of a capital contribution from the Manager of $.006 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.009 per share and the total return would have been 2.81%.

(a) Bradford shares  commenced  distribution on October 1, 1997.

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


--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

Note 5-Financial Highlights: (Continued)

                                                                        Municipal Money Market
                                      --------------------------------------------------------------------------------------------

                                                    Cortland Shares                         Live Oak Shares        Bradford Shares
                                      ---------------------------------------------    ------------------------    ---------------
                                                      For the Year                            For the Year          For the Year
                                                     Ended March 31,                         Ended March 31,       Ended March 31,
                                      ---------------------------------------------    ------------------------    ---------------
                                       1998      1997      1996     1995      1994      1998     1997    1996++         1998(a)
                                      ------    ------    ------   ------    ------    ------   ------   ------         -------
Per Share Operating Performance:
 (for a share outstanding
    throughout the period)
Net asset value,
     beginning of period...........   $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00         $ 1.00
                                      -------   -------   -------  -------   -------   -------  -------  -------        -------

Income from investment operations:
  Net investment income............     0.028     0.026     0.030    0.026     0.018     0.029    0.027    0.011          0.014
                                      -------   -------   -------  -------   -------   -------  -------  -------        -------
Total from investment operations        0.028     0.026     0.030    0.026     0.018     0.029    0.027    0.011          0.014
Less distributions:
  Dividends from net
    investment income..............   ( 0.028)  ( 0.026)  ( 0.030) ( 0.026)  ( 0.018)  ( 0.029) ( 0.027) ( 0.011)       ( 0.014)
                                      -------   -------   -------  -------   -------   -------  -------  -------        -------
Total distributions................   ( 0.028)  ( 0.026)  ( 0.030) ( 0.026)  ( 0.018)  ( 0.029) ( 0.027) ( 0.011)       ( 0.014)
Net asset value, end of period        $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00          $1.00
                                      =======   =======   =======  =======   =======   =======  =======  =======        =======

Total Return.......................     2.81%     2.68%     3.06%    2.58%     1.82%     2.93%    2.77%    2.96%*         2.87%*

Ratios/Supplemental Data
Net assets,
     end of period (000's omitted)    $47,780   $153,322  $216,456 $224,041  $240,570  $67,697  $58,794  $49,663        $172,315

Ratios to average net assets:
  Expenses.........................     1.01%     1.02%     1.03%    0.99%     0.98%     0.90%    0.93%    0.96%*         0.86%*
  Net investment income............     2.81%     2.64%     3.02%    2.54%     1.79%     2.86%    2.72%    2.91%*         2.81%*
Management and Distribution support
     and service fees waived             --         --       --      0.06%     0.07%     0.07%    0.04%    0.03%*         0.17%*



*    Annualized

++   Live Oak shares commenced distribution on November 16, 1995.

(a)  Bradford shares commenced distribution on October 1, 1997.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================






Shareholders and Board of Directors
Cortland Trust, Inc.





We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Cortland Trust, Inc. (comprising, respectively, the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund) as of March 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Cortland Trust, Inc. at March 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights (Note 5) for each of the indicated years, in conformity with generally accepted accounting principles.


[GRAPHIC OMITTED]

/s/ Ernst & Young LLP



May 8, 1998
New York, New York

_____________________

CORTLAND
TRUST, INC

_____________________

CORTLAND GENERAL
MONEY MARKET
FUND
_____________________

U.S. GOVERNMENT
FUND
_____________________

MUNICIPAL MONEY
MARKET FUND
_____________________


Annual Report

March 31, 1998

   CORTLAND

600 Fifth Avenue
New York, NY 10020
212-830-5200






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